Borrowings - Existing facilities (Details) $ in Thousands											12 Months Ended
	Dec. 31, 2023 USD ($) m³	Dec. 22, 2023 USD ($)	Nov. 13, 2023 USD ($)	Nov. 02, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 15, 2022 USD ($)	Jul. 06, 2022 USD ($)	Jan. 22, 2021 USD ($) installment m³	Oct. 21, 2020 USD ($) installment m³	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Outstanding balance	$ 3,052,904				$ 3,299,744						$ 3,052,904	$ 3,299,744
Drawn amount											2,431,355	374,659	$ 471,867
GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³	174,000
GasLog Hong Kong SLB
Borrowings
Proceeds from sale and finance leaseback										$ 163,406
Leaseback term (in years)										12 years
Price at which the vessel can or will be bought back										$ 70,000
Amount of premium payable										$ 30,000
Number of quarterly repayments | installment										48
Final balloon payment										$ 70,000
Outstanding balance	$ 131,362				142,044						131,362	142,044
GasLog Hong Kong SLB | First 20 installments
Borrowings
Number of quarterly repayments | installment										20
Installment amount										$ 2,670
GasLog Hong Kong SLB | Following 28 installments
Borrowings
Number of quarterly repayments | installment										28
Installment amount										$ 1,429
GasLog Hong Kong SLB | GAS-twenty five Ltd
Borrowings
Cargo capacity (in cbm) | m³										174,000
Refinancing of outstanding indebtedness										$ 136,776
GasLog Houston SLB
Borrowings
Proceeds from sale and finance leaseback									$ 165,958
Leaseback term (in years)									8 years
Sale leaseback, repurchase period									8 years
Price at which the vessel can or will be bought back									$ 99,575
Number of quarterly repayments | installment									32
Installment amount									$ 2,074
Final balloon payment									$ 99,575
Outstanding balance	143,139				151,437						143,139	151,437
GasLog Houston SLB | GAS-twenty four Ltd
Borrowings
Cargo capacity (in cbm) | m³									174,000
Refinancing of outstanding indebtedness									$ 130,889
CMB Financial Leasing Co., Ltd
Borrowings
Leaseback term (in years)								10 years
Outstanding balance	185,877				62,022						185,877	62,022
Agreed sale value								$ 762,604
Percentage of newbuilding contract price raised								92.50%
Profile term								20 years
Capitalized interest	11,397				776
Drawn amount						$ 41,411	$ 20,611				123,855
Amount available to be drawn	576,727										576,727
Fees for obtaining financing	8,095				$ 8,764						8,095	$ 8,764
Sustainability Facility
Borrowings
Refinancing of outstanding indebtedness				$ 2,123,443
Number of quarterly repayments | item				20
Installment amount				$ 45,319
Final balloon payment				$ 1,893,620
Outstanding balance	2,257,500										2,257,500
Drawn amount		$ 129,500	$ 2,128,000
Amount available to be drawn	542,500										542,500
Fees for obtaining financing	$ 41,157										41,157
Term of debt instrument				5 years
Undrawn borrowing facilities			$ 672,000
Maximum borrowing capacity				$ 2,800,000
Number of international banks | item				14
Tenor of debt instrument				5 years
Number of extension options | item				2
Period of extension option				1 year
Number of vessels included in credit facility | item				23
Commitment fees on undrawn portion of financing amount											$ 1,203
Sustainability Facility | Gaslog Ltd.
Borrowings
Number of vessels included in credit facility | item				12
Sustainability Facility | GasLog Partners LP
Borrowings
Number of vessels included in credit facility | item				11
Sustainability Facility | X-DF LNG carriers
Borrowings
Number of vessels included in credit facility | item				10
Sustainability Facility | TFDE LNG carriers
Borrowings
Number of vessels included in credit facility | item				10
Sustainability Facility | Steam LNG carriers
Borrowings
Number of vessels included in credit facility | item				3